SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On January 22, 2025, the Company announced that it had declared the purchase option for the 2018 build Suezmax tanker Nordic Aquarius, financed by Ocean Yield. We refer to note 8 for further information.
On January 22, 2025, the Company announced the sale of the 2003-build Suezmax tanker, Nordic Apollo, for $22.9 million, with an expected gain of $9 million.
On February 28, 2025, the Company announced that it had agreed to purchase one 2016-build Suezmax tanker for $66 million, with delivery during the second quarter of 2025. The vessel will be financed through Ocean Yield. We refer to note 8 for further information.
On February 28, 2025, the Company announced that it had declared the purchase option for the 2018-build Suezmax tanker Nordic Cygnus, financed by Ocean Yield. We refer to note 8 for further information.
On March 14, 2025, the Company announced that it had agreed to purchase a second 2016-build Suezmax tanker for $66 million, with delivery during the second quarter of 2025. The vessel will be financed through Ocean Yield.
On February 28, 2025, the Company declared a cash dividend of $0.06 per share in respect of the results for the fourth quarter of 2024. The dividend of $12.7 million was paid on March 25, 2025.